Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Deposits (a)	3,455	1,865
Long-term loan receivables	-	54
	3,455	1,919

(a)	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.